Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2020
Contract Liabilities [Abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2020 and 2019 consist of the following:

	31/12/20	31/12/19
Advance payments from customers	14,318	11,821
Deferred income from licensing of Natuzzi’s trademarks	6,726	7,108
Deferred revenue for Natuzzi Display System	2,613	3,369
Deferred revenue for Service-Type Warranty	526	805
Total contract liabilities	24,183	23,103
Less current portion	(16,150)	(14,014)
Non-current portion	8,033	9,089